Activity in the Contingent Consideration (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 290	$ 821	$ 821	$ 1,256	$ 0
Contingent consideration recorded in Town Center transaction					1,752
Settlements	(287)	(393)	(395)	(415)	(496)
Change in estimated payments to be made	(3)	(2)	(136)	(20)
Ending Balance		$ 426	$ 290	$ 821	$ 1,256